COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses	$ 1,573	$ 1,053	$ 642
Future minimum lease payments:
2016	3,102
2017	2,277
2018	2,131
2019	$ 178
2020 and thereafter